Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Debt, Cash and Cash Equivalents

B.9. DEBT, CASH AND CASH EQUIVALENTS
Changes in financial position during the period were as follows:

(€ million)	June 30, 2022	December 31, 2021
Long-term debt	15,942	17,123
Short-term debt and current portion of long-term debt	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	(56)
Total debt	19,203	20,250
Cash and cash equivalents	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	(169)
Net debt (a)	12,190	9,983
(a)Net debt does not include lease liabilities, which amounted to €2,231 million as of June 30, 2022 and €2,108 million as of December 31, 2021.

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. NET DEBT AT VALUE ON REDEMPTION
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2022 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2022	Amortized cost	Adjustment to debt measured at fair value	June 30, 2022	December 31, 2021
Long-term debt	15,942	57	134	16,133	17,176
Short-term debt and current portion of long-term debt	3,063	(3)	3	3,063	3,183
Interest rate and currency derivatives used to manage debt	198	—	(137)	61	(45)
Total debt	19,203	54	—	19,257	20,314
Cash and cash equivalents	(6,899)	—	—	(6,899)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(114)	—	—	(114)	(169)
Net debt (a)	12,190	54	—	12,244	10,047
(a)Net debt does not include lease liabilities, which amounted to €2,231 million as of June 30, 2022 and €2,108 million as of December 31, 2021.

The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2022			December 31, 2021
	non-current	current	Total	non-current	current	Total
Bond issues	16,064	2,791	18,855	17,118	2,828	19,946
Other bank borrowings	69	119	188	21	163	184
Other borrowings	—	4	4	37	3	40
Bank credit balances	—	149	149	—	189	189
Interest rate and currency derivatives used to manage debt	—	61	61	—	(45)	(45)
Total debt	16,133	3,124	19,257	17,176	3,138	20,314
Cash and cash equivalents	—	(6,899)	(6,899)	—	(10,098)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(114)	(114)	—	(169)	(169)
Net debt	16,133	(3,889)	12,244	17,176	(7,129)	10,047
Principal financing and debt reduction transactions during the period
In April 2022, Sanofi carried out a bond issue of a total amount of €1.5 billion, in two tranches:
i.€850 million of fixed-rate bonds maturing April 2025, bearing annual interest at 0.875%; and
ii.€650 million of fixed-rate bonds maturing April 2029, bearing annual interest at 1.250%, with the amount of interest contingent on attainment of a sustainable performance objective defined as the cumulative number of patients (minimum: 1.5 million patients) provided with essential medicines by Sanofi’s non-profit global health unit for the treatment of non-communicable diseases in 40 of the world’s poorest countries, between 2022 and 2026.
Three bond issues were redeemed during the first half of 2022:
i.a September 2014 fixed-rate bond issue of €1 billion redeemed on January 10, 2022, ahead of the contractual maturity date;
ii.a March 2019 fixed-rate bond issue of €850 million redeemed on February 21, 2022, ahead of the contractual maturity date; and
iii.a September 2016 fixed-rate bond issue of €850 million redeemed on June 13, 2022, ahead of the contractual maturity date.
Sanofi had the following arrangements in place as of June 30, 2022 to manage its liquidity in connection with current operations:
i.a syndicated credit facility of €4 billion, drawable in euros and in US dollars, the maturity of which was extended to December 3, 2023 following the exercise of a second extension option in June 2022, and for which no further extension options are available; and
ii.a syndicated credit facility of €4 billion, drawable in euros and in US dollars, the maturity of which was extended to December 7, 2026 following the exercise of a second extension option in October 2021, and for which a further one-year extension option is still available.
As of June 30, 2022, there were no drawdowns under either facility.
Sanofi also has a €6 billion Negotiable European Commercial Paper program in France and a $10 billion Commercial Paper program in the United States. During the first half of 2022 only the US program was used, with an average drawdown of $2.2 billion.
The financing in place as of June 30, 2022 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

B.9.2. MARKET VALUE OF NET DEBT
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2022	December 31, 2021
Market value	11,511	11,024
Value on redemption	12,244	10,047